Contingencies - Text Details (Detail) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Contingencies [Line Items]
Fair value of guarantees recognized on the balance sheet
Increase (decrease) of off-balance-sheet business and credit-related guarantees provided on behalf of third parties and associates	(2)
Off-balance-sheet business and credit-related guarantees provided on behalf of third parties and associates		€ 2
Estimated financial effect of contingent liabilities		€ 60
Number of personal injury complaints		600
Additional provisions, other provisions	€ 1,836	€ 1,049
Number of individuals entered private tolling agreement		60,000
Number of individuals joined census registry	57,000
Other contingent liabilities [member]
Contingencies [Line Items]
Estimated financial effect of contingent liabilities	€ 300
Legal proceedings provision [member]
Contingencies [Line Items]
Additional provisions, other provisions	644	€ 89
Legal proceedings provision [member] | Respironics litigation provision [Member]
Contingencies [Line Items]
Additional provisions, other provisions	€ 575